Condensed Statement of Cash Flows - Pathfinder - Annual - USD ($)	4 Months Ended	5 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Cash flows from operating activities:
Net loss	$ (152,717,402)		$ (188,134,733)
Changes in assets and liabilities:
Accounts payable and accrued liabilities	233,468		(1,818,138)
Related party payable	170,625		1,980,386
Net cash used in operating activities	(716,710)		(1,329,805)
Cash flows from financing activities:
Net cash provided by financing activities	214,766,705		1,427,550
Cash, cash equivalents, and restricted cash at beginning of period	0		49,995
Cash, cash equivalents, and restricted cash at end of period	49,995	$ 49,995	147,740
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	0	0	97,745
Restricted cash	49,995	49,995	49,995
Total cash, cash equivalents, and restricted cash	49,995	49,995	147,740
Non-cash financing activities:
Unpaid deferred offering costs	3,802,903		1,751,466
Pathfinder
Cash flows from operating activities:
Net loss		(907,308)	(2,218,198)
Changes in assets and liabilities:
Accounts payable and accrued liabilities		273,056	(164,574)
Interest payable, related party		6,032	86,997
Related party payable		170,625	157,500
Net cash used in operating activities		(457,595)	(2,138,275)
Cash flows from financing activities:
Proceeds from note payable, related party		1,174,305	5,380,483
Net cash provided by financing activities		1,174,305	5,327,137
Cash, cash equivalents, and restricted cash at beginning of period		0	0
Cash, cash equivalents, and restricted cash at end of period	0	0	789,682
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	0	0	789,682
Restricted cash	0	0	0
Total cash, cash equivalents, and restricted cash	$ 0	0	789,682
Non-cash financing activities:
Unpaid deferred offering costs		$ 477,531	$ 22,470